Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs					$ 95	$ 90	$ 104
Less amounts deferred principally as property, regulatory asset or regulatory liability					(19)	(13)	(27)
Net amounts recognized as operation and maintenance expense or other deductions					76	77	77
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	$ 12	$ 17	$ 36	$ 52	70	71	63
Less amounts deferred principally as property, regulatory asset or regulatory liability	(1)	(6)	(3)	(18)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total benefit costs	5	6	15	19	$ 25	$ 19	$ 41
Less amounts deferred principally as property, regulatory asset or regulatory liability	$ 3	$ 2	$ 8	$ 4